Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended				12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues	$ 40,892,835		$ 30,927,741		$ 68,600,378	$ 41,449,420	$ 23,369,292
Cost of revenues	(33,662,756)		(21,443,703)		(50,168,530)	(22,921,696)	(10,054,871)
Gross profit	7,230,079		9,484,038		18,431,848	18,527,724	13,314,421
Operating expenses
Selling and marketing expenses	(2,817,622)		(4,225,709)		(7,378,885)	(6,538,770)	(3,305,713)
General and administrative expenses	(1,198,219)		(4,656,804)		(14,781,053)	(3,745,914)	(3,723,095)
Research and development expenses	(2,769,108)		(10,115,375)		(13,048,191)	(5,806,402)	(3,660,973)
Total operating expenses	(6,784,949)		(18,997,888)		(35,208,129)	(16,091,086)	(10,689,781)
Gain on disposal of a subsidiary	400,587
Bargain purchase gain	2,373,553
Income (loss) from operations	3,219,270		(9,513,850)		(16,776,281)	2,436,638	2,624,640
Interest income, net	67,588		(57,647)		51,291	315,764	7,267
Interest expense	(2,758)
Investment income	52,337		599,989		768,454	777,758	529,735
Gain from equity method investments	1,219,983		114,694		580,816	(4,320)
Other income, net	295,544		457,401		1,118,105	465,649	625,539
Income (loss) before income taxes	4,851,964		(8,399,413)		(14,257,615)	3,991,489	3,787,181
Income tax benefit (expense)	(7,178)		121,218		1,637,485	(342,156)	(91,991)
Net income (loss)	4,844,786		(8,278,195)		(12,620,130)	3,649,333	3,695,190
Less: Net income (loss) attributable to non-controlling interests	(566,859)		121,668		194,858	192,125	(178,313)
Net income (loss) attributable to the Company	5,411,645		(8,399,863)		(12,814,988)	3,457,208	3,873,503
Accretion of convertible redeemable preferred shares	(2,001,777)		(1,754,165)		(3,865,430)	(3,029,529)	(1,796,987)
Deemed dividends to convertible redeemable preferred shareholders						(2,084,786)
Net income attributable to BaiJiaYun Limited’s preferred shareholders							(838,145)
Net income (loss) attributable to ordinary shareholders	3,409,868		(10,154,028)		(16,680,418)	(1,657,107)	1,238,371
Other comprehensive (Loss) Income
Foreign currency translation adjustment	(144,370)		(62,640)		(294,062)	(334,189)	146,001
Comprehensive income (loss)	4,700,416		(8,340,835)		(12,914,192)	3,315,144	3,841,191
Less: Comprehensive income (loss) attributable to non-controlling interests	(566,859)		121,668		194,858	192,125	(178,313)
Comprehensive income (loss) available to the Company	5,267,275		(8,462,503)		(13,109,050)	3,123,019	4,019,504
Comprehensive income (loss) attributable to ordinary shareholders	$ 3,265,498		$ (10,216,668)		$ (16,974,480)	$ (1,991,296)	$ 1,384,372
Weighted average number of ordinary shares outstanding used in computing (loss) earnings per share
Basic (in Shares)	54,268,601	[1],[2]	34,406,330	[1],[2]	44,069,300	41,204,669	38,417,461
Diluted (in Shares)	60,277,202	[1],[2]	34,406,330	[1],[2]	44,069,300	41,204,669	38,417,461
(Loss) earnings per share
Basic (in Dollars per share)	$ 0.06		$ (0.3)		$ (0.38)	$ (0.04)	$ 0.03
Diluted (in Dollars per share)	$ 0.06		$ (0.3)		$ (0.38)	$ (0.04)	$ 0.03

[1]	After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022.
[2]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 3.